EQUITY RESERVES-based compensation - disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding in share-based payment arrangement	83,083,504	83,083,504	12,769,230
Expire August 28, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $	$ 0.07
Number of warrants outstanding in share-based payment arrangement	0	0	1,000,000
Expire August 28, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $		$ 0.05
Number of warrants outstanding in share-based payment arrangement	11,000,000	11,000,000	11,000,000
Expire September 22, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $	$ 0.07
Number of warrants outstanding in share-based payment arrangement	769,230	769,230	769,230
Expire September 13, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $		$ 0.10
Number of warrants outstanding in share-based payment arrangement	26,488,733	26,488,733	0
Expire September 27, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $		$ 0.10
Number of warrants outstanding in share-based payment arrangement	13,152,909	13,152,909	0
Expire October 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $		$ 0.10
Number of warrants outstanding in share-based payment arrangement	31,672,632	31,672,632	0